Income Taxes - Schedule of Deferred Tax Asset (Details) (USD $)	Jun. 30, 2014	Mar. 31, 2014	Mar. 31, 2013
Deferred tax asset attributable to:
Net operating loss carryover	$ 1,226,491	$ 1,049,535	$ 27,856
Less: valuation allowance	(1,226,491)	(1,049,535)	(27,856)
Net deferred tax asset	$ 0	$ 0	$ 0